Active Growth ETF Average Annual Total Returns		12 Months Ended	41 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	17.31%	12.46%	13.59%	14.59%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	21.91%		15.32%	18.13%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.67%	20.20%
Performance Inception Date	Aug. 08, 2022
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	20.15%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	16.11%